Risk Management	12 Months Ended
Dec. 31, 2023
Risk Management [Abstract]
Risk Management
45.	Risk Management

(1)	Capital risk management
The Company manages its capital to ensure that entities in the Company will be able to continue while maximizing the return to shareholder through the optimization of the debt and equity balance. The capital structure of the Company consists of net debt (offset by cash and cash equivalents) and equity. The Company’s overall capital risk management strategy remains consistent with the prior year.

Details of the Company’s capital management accounts as of December 31, 2022 and 2023 are as follows:

		2022	2023
		In millions of won
Total borrowings and debt securities	￦	120,605,365	133,631,830
Cash and cash equivalents		3,234,780	4,342,887

Net borrowings and debt securities		117,370,585	129,288,943

Total equity		42,000,256	37,264,750

Debt to equity ratio		279.45%	346.95%

(2)	Financial risk management
The Company is exposed to various risks related to its financial instruments, such as, market risk (currency risk, interest rate risk, price risk), credit risk. The Company monitors and manages the financial risks relating to the operations of the Company through internal risk reports which analyze exposures by degree and magnitude of risks. The Company uses derivative financial instruments to hedge certain risk exposures. The Company’s overall financial risk management strategy remains consistent with the prior year.

(i)	Credit risk
Credit risk is the risk of finance loss to the Company if a customer or counterparty to a financial instrument fails to meet its contractual obligations, and arises primarily from the sales activities, securities and derivatives. In addition, credit risk exposure may exist within financial guarantees and unused line of credits. As these financial institutions the Company makes transactions with are reputable financial institutions, the credit risk from them are considered limited. The Company decides credit transaction limits based on evaluation of client’s credit, through information obtained from the credit bureau and disclosed financial position at committing contracts.

①	Credit risk management
Electricity sales, the main operations of the Company are the necessity for daily life and industrial activities of Korean nationals and have importance as one of the national key industries. The Company dominates the domestic market supplying electricity to customers. The Company is not exposed to significant credit risk as customers of the Company are diverse and are from various industries and areas. The Company uses publicly available information and its own internal data related to trade receivables, to rate its major customers and to measure the credit risk that a counter party will default on a contractual obligation. For the incurred but not recognized loss, it is measured considering overdue period.

②	Impairment and allowance account
In accordance with the Company policies, individual material financial assets are assessed on a regular basis, trade receivables that are assessed not to be impaired individually are, in addition, assessed for impairment on a collective basis. Value of the acquired collateral (including the confirmation of feasibility) and estimated collectable amounts are included in this assessment.
Allowance for bad debts assessed on a collective basis are recognized for (i) the Company of assets which individually are not material and (ii) incurred but not recognized losses that are assessed using statistical methods, judgment and past experience.

Book values of the financial assets represent the maximum exposed amounts of the credit risk. Details of the Company’s level of maximum exposure to credit risk as of December 31, 2022 and 2023 are as follows:

		2022	2023

		In millions of won
Cash and cash equivalents	￦	3,234,780	4,342,887
Financial assets at fair value through profit or loss(*1)		3,610,408	2,590,228
Derivative assets (trading)		693,072	730,948
Financial assets at fair value through other comprehensive income (debt securities)		529	4,627
Financial assets at amortized cost		26,998	38,843
Loans		1,013,371	988,331
Long-term/short-term financial instruments		1,353,080	1,412,315
Derivative assets (applying hedge accounting)		324,952	269,446
Trade and other receivables		12,614,902	14,179,322
Financial guarantee contracts(*2)		3,776,060	4,399,189

(*1)	Equity investments held by the Company are excluded.

(*2)	Maximum exposure associated with the financial guarantee contracts is the maximum amounts of the obligation.
For the year ended December 31, 2023, there are no financial assets and non-financial
assets that were acquired through the exercise of the right of collateralized assets and reinforcement of credit arrangement.

(ii)	Market risk
Market risk is the risk that the Company’s fair values of the financial instruments or future cash flows are affected by the changes in the market. Market risk consists of interest rate risk, foreign currency risk and other price risk.

(iii)	Sensitivity analysis
Significant assets and liabilities with uncertainties in underlying assumptions

①	Defined benefit obligation
A sensitivity analysis of defined benefit obligation assuming a 1% increase and decrease movements in the actuarial valuation assumptions as of December 31, 2022 and 2023 are as follows:

			2022		2023
Type	Accounts		1% Increase	1% Decrease	1% Increase	1% Decrease

			In millions of won
Future salary increases	Increase (decrease) in defined benefit obligation	￦	321,930	(283,658)	392,392	(361,359)
Discount rate	Increase (decrease) in defined benefit obligation		(289,229)	337,033	(371,103)	415,361
Changes of employee benefits assuming a 1% increase and decrease movements in discount rate on plan asset for the years ended December 31, 2022 and 2023 are ￦27,495 million and ￦29,993 million, respectively.

②	Provisions
Changes in provisions due to movements in underlying assumptions as of December 31, 2022 and 2023 are as follows:

Type	Accounts	2022	2023
PCBs	Inflation rate	1.98%	2.40%
	Discount rate	1.92%	2.12%
Nuclear plants	Inflation rate	2.25%	1.91%
	Discount rate	2.48%	2.76%
Spent fuel	Inflation rate	2.93%	1.91%
	Discount rate	4.49%	2.49%
Radioactive waste	Inflation rate	3.06%	3.89%
	Discount rate	2.62%	3.65%
A sensitivity analysis of provisions assuming a 0.1% increase and decrease movements in the underlying assumptions as of December 31, 2022 and 2023 are as follows:

			2022		2023
Type	Accounts		0.1%p Increase	0.1%p Decrease	0.1%p Increase	0.1%p Decrease

			In millions of won
Discount rate	PCBs	￦	(169)	169	(123)	123
	Nuclear plants		(474,432)	491,360	(418,570)	432,847
	Spent fuel		(54,330)	56,453	(130,065)	130,761
	Radioactive waste		(15,089)	15,260	(13,538)	13,683
Inflation rate	PCBs		169	(169)	123	(123)
	Nuclear plants		515,262	(498,258)	458,047	(443,531)
	Spent fuel		57,269	(55,191)	133,931	(128,607)
	Radioactive waste		14,190	(14,056)	13,291	(13,174)

Management judgment effected by uncertainties in underlying assumptions

①	Foreign currency risk
The Company undertakes transactions denominated in foreign currencies; consequently, exposures to exchange rate fluctuations arise. The carrying amounts of the Company’s foreign currency denominated monetary assets and monetary liabilities as of December 31, 2022 and 2023 are as follows:

	Assets		Liabilities
Type	2022	2023	2022	2023
	In thousands of foreign currencies
AED	5,610	24,441	25,597	18,143
AUD	4,448	4,310	299,663	299,795
BDT	7,514	2,260	—	—
BWP	824	777	—	—
EGP	—	1,665	1,162	1,941
CAD	89	—	595	—
CHF	—	—	500,158	499,930
CZK	—	—	153	—
EUR	1,976	12,259	41,073	81,744
GBP	—	75	31	—
HKD	—	—	4,014,446	5,079,189
IDR	598,697	25,567,281	1,323,840	2,118,580
INR	1,592,380	1,663,705	312,978	387,947
JOD	1,146	569	14	68,448
JPY	568,263	921,120	1,719,846	8,692,604
KZT	1,510	1,510	—	—
MGA	2,856,045	3,545,076	347,403	495,288
MMK	199,518	199,518	—	—
MYR	38,177	2,805	—	—
PHP	68,592	98,154	7,493	6,750
PKR	533,816	75,206,354	219,341	55,531
RUB	—	—	2,881	—
SAR	1,713	937	9,710	—
SEK	—	—	449,211	452,309
SGD	—	279	—	2,191
THB	—	—	389	—
USD	1,484,614	1,701,494	13,599,643	14,458,985
UYU	128,674	120,768	3,106	2,028
VND	1,184,670	848,242	4,495	—
ZAR	43,461	87,780	—	—

A sensitivity analysis on the Company’s income for the period assuming a 10% increase and decrease in currency exchange rates as of December 31, 2022 and 2023 are as follows:

		2022		2023
Type		10% Increase	10% Decrease	10% Increase	10% Decrease
		In millions of won

Increase (decrease) of profit before income tax	￦	(1,703,053)	1,703,053	(1,828,308)	1,828,308
Increase (decrease) of equity(*)		(1,703,053)	1,703,053	(1,828,308)	1,828,308

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.
The sensitivity analysis above is conducted for monetary assets and liabilities denominated in foreign currencies other than functional currency, without consideration of hedge effect of related derivatives, as of December 31, 2022 and 2023.
To manage its foreign currency risk related to foreign currency denominated receivables and payables, the Company has a policy to enter into currency forward agreements. In addition, to manage its foreign currency risk related to foreign currency denominated expected sales transactions and purchase transactions, the Company enters into currency forward agreements.
There is an economic relationship between the hedged item and the hedging instrument as the terms of cross-currency swap agreement is consistent with the terms of expected transaction (repayment of foreign debt securities and others). The hedging ratio is 1:1 as the risk of cross-currency swap agreement matches the hedged instrument. As of December 31, 202
3
, the hedging instrument (cross-currency swap) hedges the risk of the hedged item(repayment of foreign debt securities and others).

②	Interest rate risk
The Company is exposed to interest rate risk due to its borrowing with floating interest rates. A 1% increase or decrease is used when reporting interest rate risk internally to key management personnel and represents management’s assessment of the reasonably possible change in interest rates.
The Company’s borrowings and debt securities with floating interest rates as of December 31, 2022 and 2023 are as follows:

Type		2022	2023

		In millions of won
Short-term borrowings	￦	3,154,972	4,435,420
Long-term borrowings		5,388,073	7,766,588
Debt securities		269,101	305,602

	￦	8,812,146	12,507,610

A sensitivity analysis on the Company’s long-term borrowings and debt securities assuming a 1% increase and decrease in interest for the years ended December 31, 2022 and 2023 are as follows:

		2022		2023
Type		1%p Increase	1%p Decrease	1%p Increase	1%p Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	(88,121)	88,121	(125,076)	125,076
Increase (decrease) of shareholder’s equity(*)		(88,121)	88,121	(125,076)	125,076

(*)	The effect on the shareholders’ equity excluding the impact of income taxes.
The Company manages its interest rate risk by having a balanced portfolio of fixed and variable rate loans and borrowings. To manage this, the Company enters into interest rate swaps, in which it agrees to exchange, at specified intervals, the difference between fixed and variable rate interest amounts calculated by reference to an agreed-upon notional principal amount. The above analysis measures the interest rate risk before reflecting the hedge effect by related derivatives.

③	Electricity rates risk
The Company is exposed to electricity rates risk due to changes in government regulations and policies on national power supply schemes and electricity billing rates, in consideration of the national economy.
A sensitivity analysis on the Company’s income for the period assuming a 1% increase and decrease in price of electricity for the years ended December 31, 2022 and 2023 is as follows:

		2022		2023
Type		1% Increase	1% Decrease	1% Increase	1% Decrease

		In millions of won
Increase (decrease) of profit before income tax	￦	661,990	(661,990)	829,548	(829,548)
Increase (decrease) of shareholder’s equity(*)		661,990	(661,990)	829,548	(829,548)

(*)	The effect on the equity excluding the impact of income taxes.

(iv)	Liquidity risk
The Company has established an appropriate liquidity risk management framework for the management of the Company’s short, medium and long-term funding and liquidity management requirements. The Company manages liquidity risk by continuously monitoring forecasted and actual cash flows, and by matching the maturity profiles of financial assets and liabilities.
In addition, the Company has established credit lines on its trade financing and bank overdrafts, and through payment guarantees it has received, it maintains an adequate credit (borrowing) line. In addition, the Company has the ability to utilize excess cash or long-term borrowings for major construction investments.
The expected maturities for
non-derivative
financial liabilities as of December 31, 2022 and 2023 in detail are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	26,157,747	27,367,577	47,361,676	37,115,832	138,002,832
Lease liabilities		639,756	657,210	1,390,374	1,925,012	4,612,352
Trade and other payables(*1)		11,369,512	347,563	1,008,133	734,112	13,459,320
Financial guarantee contracts(*2)		105,091	54,310	3,495,437	121,222	3,776,060

	￦	38,272,106	28,426,660	53,255,620	39,896,178	159,850,564

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Borrowings and debt securities	￦	50,878,929	29,046,036	42,420,850	32,778,830	155,124,645
Lease liabilities		641,525	588,850	1,309,996	1,694,729	4,235,100
Trade and other payables(*1)		8,477,209	364,443	833,394	589,004	10,264,050
Financial guarantee contracts(*2)		121,415	2,546,689	1,645,488	85,597	4,399,189

	￦	60,119,078	32,546,018	46,209,728	35,148,160	174,022,984

(*1)	Excludes lease liabilities.
(*2)
This represents the total guarantee amounts associated with the financial guarantee contracts. Financial guarantee liabilities which are recognized as of December 31, 2022 and 2023 are
~~W~~
67,240 and ￦49,992 million, respectively.

As the Company manages liquidity based on net assets and net liabilities, information about non-derivative financial assets should be included in the disclosure for better understanding of liquidity risk management.
The expected maturities for
non-derivative
financial assets as of December 31, 2022 and 2023 in detail are as follows:

		2022
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	3,234,780	—	—	—	3,234,780
Financial assets at fair value through other comprehensive income		—	—	—	502,829	502,829
Financial assets at amortized cost		16,762	10,231	5	—	26,998
Loans		132,877	411,594	502,050	—	1,046,521
Long-term/short-term financial instruments		666,758	—	25	686,297	1,353,080
Financial assets at fair value through profit or loss		3,181,791	645	3,535	523,537	3,709,508
Trade and other receivables		10,464,191	1,083,593	1,080,831	—	12,628,615

	￦	17,697,159	1,506,063	1,586,446	1,712,663	22,502,331

		2023
Type		Less than 1 year	1~5 Years	More than 5 years	Other (*)	Total

		In millions of won
Cash and cash equivalents	￦	4,342,887	—	—	—	4,342,887
Financial assets at fair value through other comprehensive income		—	—	—	502,443	502,443
Financial assets at amortized cost		28,905	9,938	—	—	38,843
Loans		139,168	465,666	411,100	8,872	1,024,806
Long-term/short-term financial instruments		578,578	22	23	833,692	1,412,315
Financial assets at fair value through profit or loss		2,054,021	1,381	6,523	649,360	2,711,285
Trade and other receivables		11,990,515	911,822	1,292,539	1,280	14,196,156

	￦	19,134,074	1,388,829	1,710,185	1,995,647	24,228,735

(*)	The maturities cannot be presently determined.

Derivative liabilities classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2022 and 2023 are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(42,663)	(15,225)	(171,130)	(84,924)	(313,942)
— Hedging		—	(10,064)	(5,176)	(10,265)	(25,505)

	￦	(42,663)	(25,289)	(176,306)	(95,189)	(339,447)

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading and others		(22,571)	(11,566)	(201,590)	(130,119)	(365,846)
— Hedging		—	(4,680)	(13,243)	(5,641)	(23,564)

	￦	(22,571)	(16,246)	(214,833)	(135,760)	(389,410)

Derivative assets classified by maturity periods which from reporting date to maturity dates as per the contracts as of December 31, 2022 and 2023 are as follows:

		2022
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		861,621	160,938	(352,657)	65,661	735,563
— Hedging		134,390	47,502	131,258	—	313,150

	￦	996,011	208,440	(221,399)	65,661	1,048,713

		2023
Type		Less than 1 year	1~2 Years	2~5 Years	More than 5 years	Total

		In millions of won
Net settlement
— Trading	￦	—	—	—	—	—
Gross settlement
— Trading		257,073	123,132	169,004	145,728	694,937
— Hedging		78,769	61,031	131,687	—	271,487

	￦	335,842	184,163	300,691	145,728	966,424

(3)	Fair value risk
The fair value of the Company’s actively-traded financial instruments (i.e., FVTPL, FVOCI, etc.) is based on the traded market-price as of the reporting period end. The fair value of the Company’s financial assets is the amount which the asset could be exchanged for or the amount a liability could be settled for.
The fair values of financial instruments where no active market exists or where quoted prices are not otherwise available are determined by using valuation techniques. Valuation techniques include using recent arm’s length market transactions between knowledgeable, willing parties, if available, reference to the current fair value of another instrument that is substantially the same, discounted cash flow analysis and option pricing models. If there is a valuation technique commonly used by market participants to price the instrument and that technique has been demonstrated to provide reliable estimates of prices obtained in actual market transactions, the Company uses that technique.
For trade receivables and payables, the Company considers the carrying value net of impairment as fair value. While for disclosure purposes, the fair value of financial liabilities is estimated by discounting the future contractual cash flows based on current market interest rates applied to similar financial instruments.

(i)	Fair value and book value of financial assets and liabilities as of December 31, 2022 and 2023 are as follows:

		2022		2023
Type		Book value	Fair value	Book value	Fair value
		In millions of won
Assets recognized at fair value
Financial assets at fair value through other comprehensive income	￦	502,829	502,829	502,443	502,443
Derivative assets (trading)		693,072	693,072	730,948	730,948
Derivative assets (hedge designated)		324,952	324,952	269,446	269,446
Financial assets at fair value through profit or loss		3,709,508	3,709,508	2,711,285	2,711,285

	￦	5,230,361	5,230,361	4,214,122	4,214,122

Assets carried at amortized cost
Financial assets at amortized cost	￦	26,998	26,998	38,843	38,843
Loans and receivables		1,013,371	1,013,371	988,331	988,331
Trade and other receivables		12,614,902	12,614,902	14,179,322	14,179,322
Long-term financial instruments		686,322	686,322	833,737	833,737
Short-term financial instruments		666,758	666,758	578,578	578,578
Cash and cash equivalents		3,234,780	3,234,780	4,342,887	4,342,887

	￦	18,243,131	18,243,131	20,961,698	20,961,698

Liabilities recognized at fair value
Derivative liabilities (trading)	￦	407,246	407,246	428,670	428,670
Derivative liabilities (hedge designated)		25,505	25,505	23,564	23,564

	￦	432,751	432,751	452,234	452,234

Liabilities carried at amortized cost
Secured borrowings	￦	102,368	102,368	773,646	773,646
Unsecured bond		105,185,189	96,846,056	113,792,178	111,218,771
Lease liabilities		4,163,143	4,163,143	3,807,880	3,807,880
Unsecured borrowings		15,282,193	15,280,693	19,062,162	19,061,348
Trade and other payables(*)		13,459,320	13,459,320	10,264,050	10,264,050
Bank overdraft		35,615	35,615	3,844	3,844

	￦	138,227,828	129,887,195	147,703,760	145,129,539

(*)	Excludes lease liabilities.

(ii)	Interest rates used for determining fair value
The interest rates used to discount estimated cash flows, when applicable, are based on the government yield curve at the reporting date plus an adequate credit spread.
The discount rates used for calculating fair value as of December 31, 2022 and 2023 are as follows:

Type	2022	2023
Derivatives	0.60% ~ 7.93%	0.93%~10.36%
Borrowings and debt securities	0.75% ~ 5.84%	0.96%~5.84%
Finance lease	0.00% ~ 17.08%	0.00%~17.03%

(iii)	Fair value hierarchy
The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, classified as Level 1, 2 or 3, based on the degree to which the fair value is observable.
Level 1: Unadjusted quoted prices in active markets for identical assets or liabilities;
Level 2: Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly; and
Level 3: Inputs that are not based on observable market data.
Fair values of financial instruments by hierarchy level as of December 31, 2022 and 2023 are as follows:

		2022
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	300,057	—	202,772	502,829
Derivative assets		—	1,018,024	—	1,018,024
Financial assets at fair value through profit or loss		—	3,703,179	6,329	3,709,508

	￦	300,057	4,721,203	209,101	5,230,361

Financial liabilities at fair value
Derivative liabilities	￦	—	432,751	—	432,751

		2023
Type		Level 1	Level 2	Level 3	Total

		In millions of won
Financial assets at fair value
Financial assets at fair value through other comprehensive income	￦	285,054	—	217,389	502,443
Derivative assets		—	1,000,394	—	1,000,394
Financial assets at fair value through profit or loss		—	2,704,550	6,735	2,711,285

	￦	285,054	3,704,944	224,124	4,214,122

Financial liabilities at fair value
Derivative liabilities	￦	—	452,234	—	452,234

The fair value of financial assets traded in the market (including those measured at FVTPL and FVOCI) is measured at the closing bid price quoted at the end of the reporting period. Meanwhile, the fair value of unmarketable financial assets (including those measured at FVTPL and FVOCI) is calculated using the fair value measurement performed by external pricing service agents. In addition, the Company considered the major economic indicators and economic environment of the derivatives to be evaluated, and measured the fair value of the derivatives using a discounted cash flow model that reflects the Company’s credit risk.
Changes of financial assets and liabilities which are classified as level 3 for the years ended December 31, 2022 and 2023 are as follows:

		2022
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	5,797	400	—	132	—	—	6,329
Financial assets at fair value through other comprehensive income
Unlisted securities		160,790	9,451	—	33,237	—	(1,235)	202,243
Debt securities		491	—	—	38	—	—	529

		2023
		Beginning balance	Acquisitions	Reclassified category	Valuation	Disposal	Foreign currency translation and others	Ending balance
		In millions of won
Financial assets at fair value
Financial assets at fair value through profit or loss Cooperative	￦	6,329	—	270	136	—	—	6,735
Financial assets at fair value through other comprehensive income
Unlisted securities		202,243	9,550	—	5,445	(5,332)	856	212,762
Debt securities		529	4,080	—	18	—	—	4,627